Basis of Presentation and Significant Accounting Policies (Summary of States in Which Company Generates More Than 5% of its Total Revenues) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Hospital	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Concentration Risk [Line Items]
Total net operating revenues before the provision for bad debts, Amount	$ 515,240	$ 543,939	$ 529,737	$ 549,551	$ 558,226	$ 543,143	$ 538,352	$ 547,617	$ 2,138,467	$ 2,187,338	$ 2,145,500
Illinois [Member]
Concentration Risk [Line Items]
Number of Hospitals | Hospital									9
Total net operating revenues before the provision for bad debts, Amount									$ 811,565	$ 822,501	$ 856,151
Illinois [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									35.10%	35.30%	37.30%
Oregon [Member]
Concentration Risk [Line Items]
Number of Hospitals | Hospital									1
Total net operating revenues before the provision for bad debts, Amount									$ 210,818	$ 201,610	$ 166,212
Oregon [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									9.10%	8.60%	7.20%
Georgia [Member]
Concentration Risk [Line Items]
Number of Hospitals | Hospital									3
Total net operating revenues before the provision for bad debts, Amount									$ 216,745	$ 224,330	$ 213,509
Georgia [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									9.40%	9.60%	9.30%
California [Member]
Concentration Risk [Line Items]
Number of Hospitals | Hospital									2
Total net operating revenues before the provision for bad debts, Amount									$ 199,743	$ 209,500	$ 195,617
California [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									8.60%	9.00%	8.50%
Kentucky [Member]
Concentration Risk [Line Items]
Number of Hospitals | Hospital									3
Total net operating revenues before the provision for bad debts, Amount									$ 121,988	$ 131,077	$ 139,332
Kentucky [Member] | Sales Revenue, Net [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									5.30%	5.60%	6.10%